Pension and other post-retirement benefits (Tables)	12 Months Ended
Dec. 31, 2016
Components of total pension costs
Components of total benefit costs
	Defined benefit pension plans						Other post-retirement defined benefit plans
	Switzerland			International			International
in	2016	2015	2014	2016	2015	2014	2016	2015	2014
Total benefit costs (CHF million)
Service costs on benefit obligation	288	298	253	20	21	19	0	0	0
Interest costs on benefit obligation	141	189	338	124	129	134	8	7	7
Expected return on plan assets	(536)	(592)	(547)	(175)	(195)	(178)	0	0	0
Amortization of recognized prior service cost/(credit)	(116)	(85)	(88)	0	0	0	0	(23)	(9)
Amortization of recognized actuarial losses/(gains)	366	351	137	41	84	52	10	14	9
Net periodic benefit costs/(credits)	143	161	93	10	39	27	18	(2)	7
Settlement losses/(gains)	24	24	44	72	(1)	(2)	0	0	0
Curtailment losses/(gains)	(18)	(2)	(9)	0	0	0	0	0	0
Special termination benefits	22	9	17	0	0	0	0	0	0
Total benefit costs/(credits)	171	192	145	82	38	25	18	(2)	7

Obligations and funded status of the plans
Obligations and funded status of the plans
	Defined benefit pension plans				Other post-retirement defined benefit plans
	Switzerland		International		International
in / end of	2016	2015	2016	2015	2016	2015
PBO (CHF million) [1]
Beginning of the measurement period	16,088	15,661	3,366	3,539	180	178
Plan participant contributions	202	198	0	0	0	0
Service cost	288	298	20	21	0	0
Interest cost	141	189	124	129	8	7
Plan amendments	(179)	(302)	0	0	0	0
Settlements	(70)	(77)	(278)	0	0	0
Curtailments	(4)	(9)	0	0	0	0
Special termination benefits	22	9	1	2	0	0
Actuarial losses/(gains)	134	818	476	(97)	1	4
Benefit payments	(737)	(697)	(150)	(113)	(11)	(10)
Exchange rate losses/(gains)	0	0	(222)	(115)	6	1
End of the measurement period	15,885	16,088	3,337	3,366	184	180
Fair value of plan assets (CHF million)
Beginning of the measurement period	15,602	15,635	3,712	3,876	0	0
Actual return on plan assets	510	134	824	62	0	0
Employer contributions	444	409	232	19	11	10
Plan participant contributions	202	198	0	0	0	0
Settlements	(70)	(77)	(278)	0	0	0
Benefit payments	(737)	(697)	(150)	(113)	(11)	(10)
Exchange rate gains/(losses)	0	0	(340)	(132)	0	0
End of the measurement period	15,951	15,602	4,000	3,712	0	0
Funded status recognized (CHF million)
Funded status of the plan – overfunded/(underfunded)	66	(486)	663	346	(184)	(180)
Funded status recognized in the consolidated balance sheet as of December 31	66	(486)	663	346	(184)	(180)
Total amount recognized (CHF million)
Noncurrent assets	66	0	995	825	0	0
Current liabilities	0	0	(11)	(9)	(12)	(11)
Noncurrent liabilities	0	(486)	(321)	(470)	(172)	(169)
Total amount recognized in the consolidated balance sheet as of December 31	66	(486)	663	346	(184)	(180)
ABO (CHF million) [2]
End of the measurement period	14,962	15,160	3,281	3,315	184	180
1 Including estimated future salary increases.
2 Excluding estimated future salary increases.

Defined benefit pension plans in which PBO and ABO were in excess of plan assets
Defined benefit pension plans in which PBO or ABO exceeded plan assets
	PBO exceeds fair value of plan assets				[1]	ABO exceeds fair value of plan assets				[1]
	Switzerland		International			Switzerland		International
December 31	2016	2015	2016	2015		2016	2015	2016	2015
CHF million
PBO	0	16,088	1,426	1,630		0	0	1,407	1,613
ABO	0	15,160	1,391	1,600		0	0	1,378	1,589
Fair value of plan assets	0	15,602	1,095	1,152		0	0	1,079	1,137
1 Includes only those defined benefit pension plans where the PBO/ABO exceeded the fair value of plan assets.

Amounts recognized in AOCI, net of tax
Amounts recognized in AOCI, net of tax
	Defined benefit pension plans		Other post-retirement defined benefit plans		Total
end of	2016	2015	2016	2015	2016	2015
Amounts recognized in AOCI (CHF million)
Actuarial gains/(losses)	(4,239)	(4,629)	(39)	(43)	(4,278)	(4,672)
Prior service credit/(cost)	640	604	3	3	643	607
Total	(3,599)	(4,025)	(36)	(40)	(3,635)	(4,065)

Amounts recognized in other comprehensive income
Amounts recognized in other comprehensive income
	Defined benefit pension plans			Other post-retirement defined benefit plans
in	Gross	Tax	Net	Gross	Tax	Net	Total net
2016 (CHF million)
Actuarial gains/(losses)	13	(9)	4	(1)	0	(1)	3
Prior service credit/(cost)	180	(38)	142	0	0	0	142
Amortization of actuarial losses/(gains)	408	(91)	317	10	(4)	6	323
Amortization of prior service cost/(credit)	(116)	24	(92)	0	0	0	(92)
Immediate recognition due to curtailment/settlement	82	(28)	54	0	0	0	54
Total	567	(142)	425	9	(4)	5	430
2015 (CHF million)
Actuarial gains/(losses)	(1,312)	276	(1,036)	(4)	2	(2)	(1,038)
Prior service credit/(cost)	302	(64)	238	0	0	0	238
Amortization of actuarial losses/(gains)	435	(93)	342	14	(5)	9	351
Amortization of prior service cost/(credit)	(85)	18	(67)	(23)	9	(14)	(81)
Immediate recognition due to curtailment/settlement	30	(6)	24	0	0	0	24
Total	(630)	131	(499)	(13)	6	(7)	(506)

Amounts in AOCI, net of tax, expected to be amortized in next fiscal year
Amounts in AOCI, net of tax, expected to be amortized in 2017
in 2017	Defined benefit pension plans	Other post-retirement defined benefit plans
CHF million
Amortization of actuarial losses/(gains)	315	5
Amortization of prior service cost/(credit)	(103)	0
Total	212	5

Weighted-average assumptions used to determine net periodic pension cost and benefit obligation
Weighted-average assumptions used to determine net periodic benefit costs and benefit obligation
	Defined benefit pension plans						Other post-retirement defined benefit plans
	Switzerland			International			International
December 31	2016	2015	2014	2016	2015	2014	2016	2015	2014
Net periodic benefit cost (%)
Discount rate	0.90	1.25	2.60	4.05	3.82	4.71	4.50	4.20	5.10
Salary increases	0.80	1.00	1.20	3.56	4.19	4.31	–	–	–
Interest rate on savings balances	1.25	1.25	2.00	1.10	1.10	1.10	–	–	–
Expected long-term rate of return on plan assets	3.50	4.00	3.75	5.07	6.00	6.16	–	–	–
Benefit obligation (%)
Discount rate	0.85	0.90	1.25	3.10	4.05	3.82	4.21	4.50	4.20
Salary increases	0.50	0.80	1.00	3.55	3.56	4.19	–	–	–
Interest rate on savings balances	0.85	1.25	1.25	0.40	1.10	1.10	–	–	–

Health care cost trend rates and sensitivity
Health care cost trend rates and sensitivity
in / end of	2016	2015	2014
Health care cost trend rate (%)
Annual weighted-average health care cost trend rate [1]	8.30	8.00	8.00
Increase/(decrease) in post-retirement expenses (CHF million)
One percentage point increase in health care cost trend rates	0.2	0.2	0.2
One percentage point decrease in health care cost trend rates	(0.2)	(0.2)	(0.3)
Increase/(decrease) in post-retirement benefit obligation (CHF million)
One percentage point increase in health care cost trend rates	4	4	5
One percentage point decrease in health care cost trend rates	(4)	(4)	(4)
1 The annual health care cost trend rate is assumed to decrease gradually to achieve the long-term health care cost trend rate of 5% by 2022.

Plan assets measured at fair value on a recurring basis
Plan assets measured at fair value on a recurring basis
end of	2016						2015
	Level 1	Level 2		Level 3	Assets measured at net asset value per share	Total	Level 1	Level 2		Level 3	Assets measured at net asset value per share	Total
Plan assets at fair value (CHF million)
Cash and cash equivalents	440	0		0	0	440	1,286	0		0	0	1,286
Debt securities	3,186	438		0	748	4,372	1,822	581		0	1,736	4,139
of which governments	0	0		0	0	0	0	11		0	0	11
of which corporates	3,186	438		0	748	4,372	1,822	570		0	1,736	4,128
Equity securities	6,011	0		0	0	6,011	5,597	0		0	0	5,597
Real estate	154	575		1,204	0	1,933	103	543		1,156	0	1,802
of which direct	0	0		1,204	0	1,204	0	0		1,156	0	1,156
of which indirect	154	575		0	0	729	103	543		0	0	646
Alternative investments	329	(35)		0	2,901	3,195	168	(57)		0	2,667	2,778
of which private equity	0	0		0	1,107	1,107	0	0		0	1,022	1,022
of which hedge funds	0	0		0	1,293	1,293	0	0		0	1,135	1,135
of which other	329	(35)		0	501	795	168	(57)		0	510	621
Switzerland	10,120	978		1,204	3,649	15,951	8,976	1,067		1,156	4,403	15,602
Cash and cash equivalents	49	170		0	0	219	46	147		0	0	193
Debt securities	1,071	1,174		33	248	2,526	890	860		50	127	1,927
of which governments	491	7		0	0	498	368	7		0	0	375
of which corporates	580	1,167		33	248	2,028	522	853		50	127	1,552
Equity securities	196	187		0	226	609	208	424		0	337	969
Real estate – indirect	0	0		58	0	58	0	87		48	0	135
Alternative investments	0	321		0	177	498	0	230		0	157	387
of which hedge funds	0	0		0	177	177	0	0		0	157	157
of which other	0	321	[1]	0	0	321	0	230	[1]	0	0	230
Other investments	0	90		0	0	90	0	101		0	0	101
International	1,316	1,942		91	651	4,000	1,144	1,849		98	621	3,712
Total plan assets at fair value	11,436	2,920		1,295	4,300	19,951	10,120	2,916		1,254	5,024	19,314
1 Primarily related to derivative instruments.

Plan assets measured at fair value on a recurring basis for level 3
Plan assets measured at fair value on a recurring basis for level 3
				Actual return on plan assets
	Balance at beginning of period	Transfers in	Transfers out	On assets still held at reporting date	On assets sold during the period	Purchases, sales, settlements	Foreign currency translation impact	Balance at end of period
2016 (CHF million)
Debt securities – corporates	50	6	0	0	(1)	(24)	2	33
Real estate	1,204	48	0	34	18	(44)	2	1,262
of which direct	1,156	0	0	48	0	0	0	1,204
of which indirect	48	48	0	(14)	18	(44)	2	58
Total plan assets at fair value	1,254	54	0	34	17	(68)	4	1,295
of which Switzerland	1,156	0	0	48	0	0	0	1,204
of which International	98	54	0	(14)	17	(68)	4	91
2015 (CHF million)
Debt securities – corporates	62	0	(12)	(4)	0	5	(1)	50
Real estate	1,263	0	(87)	40	0	(12)	0	1,204
of which direct	1,146	0	0	26	0	(16)	0	1,156
of which indirect	117	0	(87)	14	0	4	0	48
Total plan assets at fair value	1,325	0	(99)	36	0	(7)	(1)	1,254
of which Switzerland	1,146	0	0	26	0	(16)	0	1,156
of which International	179	0	(99)	10	0	9	(1)	98

Weighted-average plan asset allocation as of the measurement date
Weighted-average plan asset allocation
	Switzerland		International
December 31	2016	2015	2016	2015
Weighted-average plan asset allocation (%)
Cash and cash equivalents	2.8	8.2	5.5	5.2
Debt securities	27.4	26.4	63.2	51.9
Equity securities	37.7	35.9	15.3	26.1
Real estate	12.1	11.6	1.4	3.6
Alternative investments	20.0	17.9	12.4	10.4
Insurance	0.0	0.0	2.2	2.8
Total	100.0	100.0	100.0	100.0

Weighted-average target plan asset allocation to be applied prospectively
Weighted-average target plan asset allocation for 2017
	Switzerland	International
2017 (%)
Cash and cash equivalents	10.0	0.0
Debt securities	32.0	72.3
Equity securities	30.0	12.2
Real estate	10.0	0.6
Alternative investments	18.0	12.4
Insurance	0.0	2.5
Total	100.0	100.0

Estimated future benefit payments for defined benefit pension and other post-retirement defined benefit plans
Estimated future benefit payments for defined benefit plans
	Defined benefit pension plans	Other post-retirement defined benefit plans
Estimated future benefit payments (CHF million)
2017	1,200	12
2018	933	12
2019	919	13
2020	918	13
2021	944	13
For five years thereafter	4,658	60

Bank
Components of total pension costs
Components of total benefit costs
	International single-employer defined benefit pension plans			Other post-retirement defined benefit plans
in	2016	2015	2014	2016	2015	2014
Total benefit costs (CHF million)
Service costs on benefit obligation	20	21	19	0	0	0
Interest costs on benefit obligation	124	129	134	8	7	7
Expected return on plan assets	(175)	(195)	(178)	0	0	0
Amortization of recognized prior service cost/(credit)	0	0	0	0	(23)	(9)
Amortization of recognized actuarial losses/(gains)	41	84	52	10	14	9
Net periodic benefit costs/(credits)	10	39	27	18	(2)	7
Settlement losses/(gains)	72	(1)	(2)	0	0	0
Total benefit costs/(credits)	82	38	25	18	(2)	7

Obligations and funded status of the plans
Obligations and funded status of the plans
	International single-employer defined benefit pension plans		Other post-retirement defined benefit plans
in / end of	2016	2015	2016	2015
PBO (CHF million) [1]
Beginning of the measurement period	3,366	3,539	180	178
Service cost	20	21	0	0
Interest cost	124	129	8	7
Settlements	(278)	0	0	0
Special termination benefits	1	2	0	0
Actuarial losses/(gains)	476	(97)	1	4
Benefit payments	(150)	(113)	(11)	(10)
Exchange rate losses/(gains)	(222)	(115)	6	1
End of the measurement period	3,337	3,366	184	180
Fair value of plan assets (CHF million)
Beginning of the measurement period	3,712	3,876	0	0
Actual return on plan assets	824	62	0	0
Employer contributions	232	19	11	10
Settlements	(278)	0	0	0
Benefit payments	(150)	(113)	(11)	(10)
Exchange rate gains/(losses)	(340)	(132)	0	0
End of the measurement period	4,000	3,712	0	0
Total funded status recognized (CHF million)
Funded status of the plan – over/(underfunded)	663	346	(184)	(180)
Funded status recognized in the consolidated balance sheet as of December 31	663	346	(184)	(180)
Total amount recognized (CHF million)
Noncurrent assets	995	825	0	0
Current liabilities	(11)	(9)	(12)	(11)
Noncurrent liabilities	(321)	(470)	(172)	(169)
Total amount recognized in the consolidated balance sheet as of December 31	663	346	(184)	(180)
ABO (CHF million) [2]
End of the measurement period	3,281	3,315	184	180
1 Including estimated future salary increases.
2 Excluding estimated future salary increases.

Defined benefit pension plans in which PBO and ABO were in excess of plan assets
Defined benefit pension plans in which PBO or ABO exceeded plan assets
	PBO exceeds fair value of plan assets		[1]	ABO exceeds fair value of plan assets		[1]
December 31	2016	2015		2016	2015
CHF million
PBO	1,426	1,630		1,407	1,613
ABO	1,391	1,600		1,378	1,589
Fair value of plan assets	1,095	1,152		1,079	1,137
1 Includes only those defined benefit pension plans where the PBO/ABO exceeded the fair value of plan assets.

Amounts recognized in AOCI, net of tax
Amounts recognized in AOCI, net of tax
	International single-employer defined benefit pension plans		Other post-retirement defined benefit plans		Total
end of	2016	2015	2016	2015	2016	2015
Amounts recognized in AOCI (CHF million)
Actuarial gains/(losses)	(363)	(569)	(39)	(43)	(402)	(612)
Prior service credit/(cost)	(1)	0	3	3	2	3
Total	(364)	(569)	(36)	(40)	(400)	(609)

Amounts recognized in other comprehensive income
Amounts recognized in other comprehensive income
	International single-employer defined benefit pension plans			Other post-retirement defined benefit plans
in	Gross	Tax	Net	Gross	Tax	Net	Total net
2016 (CHF million)
Actuarial gains/(losses)	174	(44)	130	(1)	0	(1)	129
Amortization of actuarial losses/(gains)	41	(12)	29	10	(4)	6	35
Immediate recognition due to curtailment/settlement	72	(27)	45	0	0	0	45
Total	287	(83)	204	9	(4)	5	209
2015 (CHF million)
Actuarial gains/(losses)	(36)	8	(28)	(4)	2	(2)	(30)
Amortization of actuarial losses/(gains)	84	(19)	65	14	(5)	9	74
Amortization of prior service cost/(credit)	0	0	0	(23)	9	(14)	(14)
Immediate recognition due to curtailment/settlement	(1)	0	(1)	0	0	0	(1)
Total	47	(11)	36	(13)	6	(7)	29

Amounts in AOCI, net of tax, expected to be amortized in next fiscal year
Amounts in AOCI, net of tax, expected to be amortized in 2017
in 2017	International single-employer defined benefit pension plans	Other post-retirement defined benefit plans
CHF million
Amortization of actuarial losses/(gains)	48	5
Total	48	5

Weighted-average assumptions used to determine net periodic pension cost and benefit obligation
Weighted-average assumptions used to determine net periodic benefit costs and benefit obligation
	International single-employer defined benefit pension plans			Other post-retirement defined benefit plans
December 31	2016	2015	2014	2016	2015	2014
Net periodic benefit cost (%)
Discount rate	4.05	3.82	4.71	4.50	4.20	5.10
Salary increases	3.56	4.19	4.31	–	–	–
Expected long-term rate of return on plan assets	5.07	6.00	6.16	–	–	–
Benefit obligation (%)
Discount rate	3.10	4.05	3.82	4.21	4.50	4.20
Salary increases	3.55	3.56	4.19	–	–	–

Health care cost trend rates and sensitivity
Health care cost trend rates and sensitivity
in / end of	2016	2015	2014
Health care cost trend rate (%)
Annual weighted-average health care cost trend rate [1]	8.30	8.00	8.00
Increase/(decrease) in post-retirement expenses (CHF million)
One percentage point increase in health care cost trend rates	0.2	0.2	0.2
One percentage point decrease in health care cost trend rates	(0.2)	(0.2)	(0.3)
Increase/(decrease) in post-retirement benefit obligation (CHF million)
One percentage point increase in health care cost trend rates	4	4	5
One percentage point decrease in health care cost trend rates	(4)	(4)	(4)
1 The annual health care cost trend rate is assumed to decrease gradually to achieve the long-term health care cost trend rate of 5% by 2022.

Plan assets measured at fair value on a recurring basis
Plan assets measured at fair value on a recurring basis
end of	2016						2015
	Level 1	Level 2		Level 3	Assets measured at net asset value per share	Total	Level 1	Level 2		Level 3	Assets measured at net asset value per share	Total
Plan assets at fair value (CHF million)
Cash and cash equivalents	49	170		0	0	219	46	147		0	0	193
Debt securities	1,071	1,174		33	248	2,526	890	860		50	127	1,927
of which governments	491	7		0	0	498	368	7		0	0	375
of which corporates	580	1,167		33	248	2,028	522	853		50	127	1,552
Equity securities	196	187		0	226	609	208	424		0	337	969
Real estate – indirect	0	0		58	0	58	0	87		48	0	135
Alternative investments	0	321		0	177	498	0	230		0	157	387
of which hedge funds	0	0		0	177	177	0	0		0	157	157
of which other	0	321	[1]	0	0	321	0	230	[1]	0	0	230
Other investments	0	90		0	0	90	0	101		0	0	101
Total plan assets at fair value	1,316	1,942		91	651	4,000	1,144	1,849		98	621	3,712
1 Primarily related to derivative instruments.

Plan assets measured at fair value on a recurring basis for level 3
Plan assets measured at fair value on a recurring basis for level 3
				Actual return on plan assets
	Balance at beginning of period	Transfers in	Transfers out	On assets still held at reporting date	On assets sold during the period	Purchases, sales, settlements	Foreign currency translation impact	Balance at end of period
2016 (CHF million)
Debt securities – corporates	50	6	0	0	(1)	(24)	2	33
Real estate – indirect	48	48	0	(14)	18	(44)	2	58
Total plan assets at fair value	98	54	0	(14)	17	(68)	4	91
2015 (CHF million)
Debt securities – corporates	61	0	(11)	(4)	0	5	(1)	50
Real estate – indirect	116	0	(86)	14	0	4	0	48
Total plan assets at fair value	177	0	(97)	10	0	9	(1)	98

Weighted-average plan asset allocation as of the measurement date
Weighted-average plan asset allocation
December 31	2016	2015
Weighted-average plan asset allocation (%)
Cash and cash equivalents	5.5	5.2
Debt securities	63.2	51.9
Equity securities	15.3	26.1
Real estate	1.4	3.6
Alternative investments	12.4	10.4
Insurance	2.2	2.8
Total	100.0	100.0

Weighted-average target plan asset allocation to be applied prospectively	Weighted-average target plan asset allocation for 2017
2017 (%)
Debt securities	72.3
Equity securities	12.2
Real estate	0.6
Alternative investments	12.4
Insurance	2.5
Total	100.0

Estimated future benefit payments for defined benefit pension and other post-retirement defined benefit plans
Estimated future benefit payments for defined benefit plans
	International single-employer defined benefit pension plans	Other post-retirement defined benefit plans
Estimated future benefit payments (CHF million)
2017	87	12
2018	89	12
2019	93	13
2020	99	13
2021	121	13
For five years thereafter	615	60